Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (Accumulated Losses)
Beginning balance at Jun. 30, 2020	$ 549,326	$ 1,051,450	$ 85,330	$ (429)	$ (38,267)		$ (548,758)
Loss for the period	(50,236)						(50,236)
Other comprehensive income/(loss)	1,340			28	1,312
Total comprehensive profit/(loss) for the period	(48,896)			28	1,312		(50,236)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	9,807	9,807
Transactions with owners in their capacity as owners	9,807	9,807
Tax credited / (debited) to equity	74		74
Transfer of exercised options		4,282	(4,282)
Fair value of share-based payments	8,420		8,420
Increase (decrease) in equity	8,494	4,282	4,212
Ending balance at Dec. 31, 2020	518,731	1,065,539	89,542	(401)	(36,955)		(598,994)
Beginning balance at Sep. 30, 2020	538,506	1,063,005	87,010	(348)	(37,859)		(573,302)
Loss for the period	(25,692)						(25,692)
Other comprehensive income/(loss)	851			(53)	904
Total comprehensive profit/(loss) for the period	(24,841)			(53)	904		(25,692)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,452	1,452
Transactions with owners in their capacity as owners	1,452	1,452
Tax credited / (debited) to equity	74		74
Transfer of exercised options		1,082	(1,082)
Fair value of share-based payments	3,540		3,540
Increase (decrease) in equity	3,614	1,082	2,532
Ending balance at Dec. 31, 2020	518,731	1,065,539	89,542	(401)	(36,955)		(598,994)
Beginning balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	$ 12,969	(647,569)
Loss for the period	(48,590)						(48,590)
Other comprehensive income/(loss)	83			266	(183)
Total comprehensive profit/(loss) for the period	(48,507)			266	(183)		(48,590)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	205	205
Transactions with owners in their capacity as owners	205	205
Tax credited / (debited) to equity	(142)		(142)
Transfer of exercised options		228	(228)
Fair value of share-based payments	2,556		2,556
Increase (decrease) in equity	2,414	228	2,186
Ending balance at Dec. 31, 2021	535,509	1,163,586	95,041	46	(39,974)	12,969	(696,159)
Beginning balance at Sep. 30, 2021	559,746	1,163,492	93,705	(66)	(40,140)	12,969	(670,214)
Loss for the period	(25,945)						(25,945)
Other comprehensive income/(loss)	278			112	166
Total comprehensive profit/(loss) for the period	(25,667)			112	166		(25,945)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	30	30
Transactions with owners in their capacity as owners	30	30
Tax credited / (debited) to equity	(80)		(80)
Transfer of exercised options		64	(64)
Fair value of share-based payments	1,480		1,480
Increase (decrease) in equity	1,400	64	1,336
Ending balance at Dec. 31, 2021	$ 535,509	$ 1,163,586	$ 95,041	$ 46	$ (39,974)	$ 12,969	$ (696,159)